Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	17.34
Maximum Aggregate Offering Price	$ 69,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,578.62
Offering Note	Note 1: Also registered under this Registration Statement are such additional number of shares of Tiptree Inc. common stock, par value $0.001 per share ("Common Stock"), presently undeterminable, as may be necessary as a result of any stock split, stock dividend or similar transaction affecting the Common Stock, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Note 2: Proposed Maximum Offering Price per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended. The price per share and the maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock, as reported on the Nasdaq Capital Market on May 28, 2026, which date is within five business days prior to the filing of this Registration Statement. Note 3: The amount of shares registered represents 4,000,000 additional shares of Common Stock registered for issuance under the Tiptree Inc. 2017 Omnibus Incentive Plan (the "2017 Plan").